The Company and Basis of Presentation	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company. The Company provides dialysis care services related to the dialysis treatment a patient receives with end-stage renal disease (“ESRD”), as well as other health care services. We describe our other health care services as “Care Coordination.” Care Coordination services include pharmacy services, vascular, cardiovascular and endovascular specialty services, non-dialysis laboratory testing services, physician services, hospitalist and intensivist services, health plan services and urgent care services, which, together with dialysis care services represent the Company's health care services. In addition, the Company also provides dialysis products for the treatment of ESRD, which includes manufacturing and distributing products such as hemodialysis machines, peritoneal cyclers, dialyzers, peritoneal solutions, hemodialysis concentrates, solutions and granulates, bloodlines, renal pharmaceuticals and systems for water treatment. The Company supplies dialysis clinics it owns, operates or manages with a broad range of products in addition to sales of dialysis products to other dialysis service providers.

In these Notes, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires. The term “North America Segment” refers to the North America operating segment. The term “International Segment” refers to the combined Europe, Middle East, Africa and Latin America (“EMEALA”) operating segment and the Asia-Pacific operating segment. For further discussion of our operating segments, see Note 24 “Segment and Corporate Information”.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with the United States' generally accepted accounting principles (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

Certain items, in the net aggregate amount of $37,970 and $13,670 for 2013 and 2012, respectively, relating to research and development, compensation expense and income from equity method investees have been reclassified in the prior years' comparative consolidated financial statements between the North America Segment, the International Segment and Corporate, as applicable, to conform to the current year's presentation.

Summary of Significant Accounting Policies

a) Principles of Consolidation

The consolidated financial statements include the earnings of all companies in which the Company has legal or effective control. This includes variable interest entities (“VIEs”) for which the Company is deemed the primary beneficiary. The Company also consolidates certain clinics that it manages and financially controls. Noncontrolling interests represent the proportionate equity interests in the Company's consolidated entities that are not wholly owned by the Company. Noncontrolling interests of acquired entities are valued at fair value. The equity method of accounting is used for investments in associated companies over which the Company has significant exercisable influence, even when the Company holds 50% or less of the common stock of the entity. All significant intercompany transactions and balances have been eliminated.

The Company has entered into various arrangements with certain legal entities whereby the entities' investors own disproportionate equity ownership interests in relation to the risks and rewards they retain for these arrangements or the entities are unable to provide their own funding for their operations. In these arrangements, the entities are VIEs in which the Company has been determined to be the primary beneficiary and which therefore have been fully consolidated. During 2014, the Company has consolidated 113 new VIEs in the North America Segment as a result of acquisitions. In the International Segment, the Company has consolidated five new VIEs as a result of acquisitions while three entities have ceased to be VIEs due to either an increase in the Company's shareholdings to 100% or a sale of a previously consolidated entity. The Company has provided some or all of the following services to the VIEs: management, financing or product supply. All VIEs generated approximately $533,652, $203,333 and $205,858 in revenue in 2014, 2013, and 2012, respectively. The Company provided funding to VIEs through loans and accounts receivable of $298,875 and $150,300 in 2014 and 2013, respectively. The table below shows the carrying amounts of the assets and liabilities of VIEs at December 31, 2014 and 2013:

	2014	2013
Trade accounts receivable, net	$195,369	$102,549
Other current assets	232,487	59,695
Property, plant and equipment, intangible assets & other non-current assets	59,351	26,274
Goodwill	37,934	32,759
Accounts payable, accrued expenses and other liabilities	485,006	133,977
Non-current loans from related parties	28,985	12,998
Equity	11,150	74,302

b) Cash and Cash Equivalents

Cash and cash equivalents comprise cash funds and all short-term, liquid investments with original maturities of up to three months.

  Inventories

  Inventories are stated at the lower of cost (determined by using the average or first-in, first-out method) or market value (see Note 4). Costs included in inventories are based on invoiced costs and/or production costs or the marked to market valuation, as applicable. Included in production costs are material, direct labor and production overhead, including depreciation charges.

  Property, Plant and Equipment

  Property, plant, and equipment are stated at cost less accumulated depreciation (see Note 6). Significant improvements are capitalized; repairs and maintenance costs that do not extend the useful lives of the assets are charged to expense as incurred. Property and equipment under capital leases are stated at the present value of future minimum lease payments at the inception of the lease, less accumulated depreciation. Depreciation on property, plant and equipment is calculated using the straight-line method over the estimated useful lives of the assets ranging from 3 to 40 years for buildings and improvements with a weighted average life of 13 years and 3 to 18 years for machinery and equipment with a weighted average life of 10 years. Equipment held under capital leases and leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset. Internal use platform software that is integral to the computer equipment it supports is included in property, plant and equipment. The Company capitalizes interest on borrowed funds during construction periods. Interest capitalized during 2014, 2013, and 2012 was $4,571, $7,358 and $3,952, respectively.

  Intangible Assets and Goodwill

  Intangible assets such as non-compete agreements, technology, distribution rights, patents, licenses to treat, licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses, trade names, management contracts, application software, acute care agreements, customer relationships and lease agreements are recognized and reported apart from goodwill (see Note 7).

  Goodwill and identifiable intangibles with indefinite useful lives are not amortized but tested for impairment annually or when an event becomes known that could trigger an impairment. The Company identified trade names and certain qualified management contracts as intangible assets with indefinite useful lives because, based on an analysis of all of the relevant factors, there is no foreseeable limit to the period over which those assets are expected to generate net cash inflows for the Company. Intangible assets with finite useful lives are amortized over their respective useful lives to their residual values. The Company amortizes non-compete agreements over their useful life which on average is 8 years. Technology is amortized over its useful life of 15 years. Licenses to manufacture, distribute and sell pharmaceutical drugs, exclusive contracts and exclusive licenses are amortized over their useful life which on average is 10 years. Customer relationships are amortized over their useful life of 12 years. All other intangible assets are amortized over their weighted average useful lives of 6 years. The weighted average useful life of all amortizable intangible assets is 9 years. Intangible assets with finite useful lives are evaluated for impairment when events have occurred that may give rise to an impairment.

  To perform the annual impairment test of goodwill, the Company identified its reporting units and determined their carrying value by assigning the assets and liabilities, including the existing goodwill and intangible assets, to those reporting units. One reporting unit was identified in the North America Segment. The EMEALA operating segment is divided into two reporting units (Europe and Latin America), while only one reporting unit exists in the operating segment Asia-Pacific. For the purpose of goodwill impairment testing, all corporate assets are allocated to the reporting units.

  In a first step, the Company compares the fair value of a reporting unit to its carrying amount. Fair value is determined using estimated future cash flows for the unit discounted by an after-tax weighted average cost of capital (“WACC”) specific to that reporting unit. Estimating the future cash flows involves significant assumptions, especially regarding future reimbursement rates and sales prices, number of treatments, sales volumes and costs. In determining discounted cash flows, the Company utilizes for every reporting unit, its three-year budget, projections for years 4 to 10 and a representative growth rate for all remaining years. Projections for up to ten years are possible due to the stability of the Company's business which, results from the non-discretionary nature of the health care services we provide, the need for products utilized to provide such services and the availability of government reimbursement for a substantial portion of our services. The reporting units' respective expected growth rates for the period beyond ten years are: North America Segment 1%, Europe 0%, Latin America 4%, and Asia-Pacific 4%. The discount factor is determined by the WACC of the respective reporting unit. The Company's WACC consisted of a basic rate of 6.01% for 2014. The basic rate is then adjusted by a country-specific risk rate and, if appropriate, by a factor to reflect higher risks associated with the cash flows from recent material acquisitions, until they are appropriately integrated, within each reporting unit. In 2014, WACCs for the reporting units ranged from 5.96% to 15.73%.

  In the case that the fair value of the reporting unit is less than its carrying value, a second step would be performed which compares the implied fair value of the reporting unit's goodwill to the carrying value of its goodwill. If the fair value of the goodwill is less than the carrying value, the difference is recorded as an impairment.

  To evaluate the recoverability of intangible assets with indefinite useful lives, the Company compares the fair values of intangible assets with their carrying values. An intangible asset's fair value is determined using a discounted cash flow approach or other methods, if appropriate.

  Derivative Financial Instruments

  Derivative financial instruments, which primarily include foreign currency forward contracts and interest rate swaps, are recognized as assets or liabilities at fair value in the balance sheet (see Note 21). From time to time, the Company may enter into other types of derivative instruments which are dealt with on a transaction by transaction basis. Changes in the fair value of derivative financial instruments classified as fair value hedges and in the corresponding underlying assets and liabilities are recognized periodically in earnings, while the effective portion of changes in fair value of derivative financial instruments classified as cash flow hedges is recognized in accumulated other comprehensive income (loss) (“AOCI”) in shareholders' equity. The ineffective portion is recognized in current net earnings. The change in fair value of derivatives that do not qualify for hedge accounting are recorded in the income statement and usually offset the changes in value recorded in the income statement for the underlying asset or liability.

  Foreign Currency Translation

  For purposes of these consolidated financial statements, the U.S. dollar is the reporting currency. Substantially all assets and liabilities of the parent company and all non-U.S. subsidiaries are translated at year-end exchange rates, while revenues and expenses are translated at average exchange rates. Adjustments for foreign currency translation fluctuations are excluded from net earnings and are reported in AOCI. In addition, the translation adjustments of certain intercompany borrowings, which are of a long-term nature, are reported in AOCI.

  Revenue Recognition and Allowance for Doubtful Accounts

  Revenue Recognition

  Health care revenues, other than the hospitalist revenues discussed below, are recognized on the date the patient receives treatment and includes amounts related to certain services, products and supplies utilized in providing such treatment. The patient is obligated to pay for health care services at amounts estimated to be receivable based upon the Company's standard rates or at rates determined under reimbursement arrangements. In the U.S., these arrangements are generally with third party payors, like Medicare, Medicaid or commercial insurers. Outside the U.S., the reimbursement is usually made through national or local government programs with reimbursement rates established by statute or regulation.

  Dialysis product revenues are recognized upon transfer of title to the customer, either at the time of shipment, upon receipt or upon any other terms that clearly define passage of title. Product revenues are normally based upon pre-determined rates that are established by contractual arrangement.

  For both health care revenues and dialysis product revenues, patients, third party payors and customers are billed at our standard rates net of contractual allowances, discounts or rebates to reflect the estimated amounts to be receivable from these payors.

  Hospitalist revenues are reported at the estimated net realizable amount from third-party payors, client hospitals, and others at the time services are provided. Third-party payors include federal and state agencies (under the Medicare and Medicaid programs), managed care health plans, and commercial insurance companies. Inpatient acute care services rendered to Medicare and Medicaid program beneficiaries are paid according to a fee-for-service schedule. These rates vary according to a patient classification system that is based on clinical, diagnostic and other factors. Inpatient acute services generated through payment arrangements with managed care health plans and commercial insurance companies are recorded on an accrual basis in the period in which services are provided at established rates. Contractual adjustments and bad debts are recorded as deductions from gross revenue to determine net revenue. In addition to the net patient service revenue described below, the company receives subsidies from hospitals to provide hospitalist services.

  As of January 1, 2012, the Company adopted ASU 2011-07, Health Care Entities-Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts, and the Allowance for Doubtful Accounts and as a result, for services performed for patients where the collection of the billed amount or a portion of the billed amount cannot be determined at the time services are performed, the difference between the receivable recorded and the amount estimated to be collectible must be recorded as a provision and the expense is presented as a reduction of health care revenue. The provision includes such items as amounts due from patients without adequate insurance coverage and patient co-payment and deductible amounts due from patients with health care coverage. The Company bases the provision mainly on past collection history and reports it as “Patient service bad debt provision” on the Consolidated Statements of Income.

  A minor portion of International Segment product revenues is generated from arrangements which give the customer, typically a healthcare provider, the right to use dialysis machines. In the same contract the customer agrees to purchase the related treatment disposables at a price marked up from the standard price list. If the right to use the machine is conveyed through an operating lease, FMC-AG & Co. KGaA does not recognize revenue upon delivery of the dialysis machine but recognizes revenue on the sale of disposables. If the lease of the machines is a sales type lease, ownership of the dialysis machine is transferred to the user upon installation of the dialysis machine at the customer site. In this type of contract, revenue is recognized in accordance with the accounting principles for sales type leases.

  Any tax assessed by a governmental authority that is incurred as a result of a revenue transaction (e.g. sales tax) is excluded from revenues and the related revenue is reported on a net basis.

  Allowance for doubtful accounts

  In the North America Segment for receivables generated from health care services, the accounting for the allowance for doubtful accounts is based on an analysis of collection experience and recognizing the differences between payors. The Company also performs an aging of accounts receivable which enables the review of each customer and their payment pattern. From time to time, accounts receivable are reviewed for changes from the historic collection experience to ensure the appropriateness of the allowances.

  The allowance for doubtful accounts in the International Segment and the North America Segment dialysis products business is an estimate comprised of customer specific evaluations regarding their payment history, current financial stability, and applicable country specific risks for receivables that are overdue more than one year. The changes in the allowance for these receivables are recorded in Selling, general and administrative as an expense.

  When all efforts to collect a receivable, including the use of outside sources where required and allowed, have been exhausted, and after appropriate management review, a receivable deemed to be uncollectible is considered a bad debt and written off.

  Research and Development expenses

  Research and development expenses are expensed as incurred.

  Income Taxes

  Current taxes are calculated based on the profit (loss) of the fiscal year and in accordance with local tax rules of the respective tax jurisdictions. Expected and executed additional tax payments and tax refunds for prior years are also taken into account. Benefits from income tax positions have been recognized only when it was more likely than not that the Company would be entitled to the economic benefits of the tax positions. The more-likely-than-not threshold has been determined based on the technical merits that the position will be sustained upon examination. If a tax position meets the more-likely-than-not recognition threshold, management estimates the largest amount of tax benefit that is more than fifty percent likely to be realized upon settlement with a taxing authority, which becomes the amount of benefit recognized. If a tax position is not considered more likely than not to be sustained based solely on its technical merits, no benefits are recognized.

  The Company recognizes deferred tax assets and liabilities for future consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis, tax credits and tax loss carryforwards which are more likely than not to be utilized. Deferred tax assets and liabilities are measured using the respective countries enacted tax rates to be applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. In addition, the recognition of deferred tax assets considers the budget planning of the Company and implemented tax strategies. A valuation allowance is recorded to reduce the carrying amount of the deferred tax assets unless it is more likely than not that such assets will be realized (see Note 18).

  It is the Company's policy that assets on uncertain tax positions are recognized to the extent it is more likely than not the tax will be recovered. It is also the Company's policy to recognize interest and penalties related to its tax positions as income tax expense.

  Impairment

  The Company reviews the carrying value of its long-lived assets or asset groups with definite useful lives to be held and used for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying value of an asset to the future net cash flows directly associated with the asset. If assets are considered to be impaired, the impairment recognized is the amount by which the carrying value exceeds the fair value of the asset. The Company uses a discounted cash flow approach or other methods, if appropriate, to assess fair value.

  Long-lived assets to be disposed of by sale are reported at the lower of carrying value or fair value less cost to sell and depreciation is ceased. Long-lived assets to be disposed of other than by sale are considered to be held and used until disposal.

  For the Company's policy related to goodwill impairment, see 1e) above.

  Debt Issuance Costs

  Certain costs related to the issuance of debt are amortized over the term of the related obligation (see Note 11).

  Self-Insurance Programs

  Under the insurance programs for professional, product and general liability, auto liability and worker's compensation claims, the Company's largest subsidiary is partially self-insured for professional liability claims. For all other coverage, the Company assumes responsibility for incurred claims up to predetermined amounts above which third party insurance applies. Reported liabilities for the year represent estimated future payments of the anticipated expense for claims incurred (both reported and incurred but not reported) based on historical experience and existing claim activity. This experience includes both the rate of claims incidence (number) and claim severity (cost) and is combined with individual claim expectations to estimate the reported amounts.

  Concentration of Risk

  The Company is engaged in the manufacture and sale of products for all forms of kidney dialysis, principally to healthcare providers throughout the world, and in providing kidney dialysis treatment. The Company also provides additional health care services under Care Coordination. The Company performs ongoing evaluations of its customers' financial condition and, generally, requires no collateral.

  Approximately 31%, 32% and 32% of the Company's worldwide revenues were earned and subject to regulations under Medicare and Medicaid, governmental healthcare programs administered by the United States government in 2014, 2013, and 2012, respectively.

  No single debtor other than U.S. Medicare and Medicaid accounted for more than 5% of total trade accounts receivable in any of these years. Trade accounts receivable in the International Segment are for a large part due from government or government-sponsored organizations that are established in the various countries within which we operate. Amounts pending approval from third party payors represent less than 3% at December 31, 2014.

  See Note 4 for discussion of suppliers with long-term purchase commitments.

  Legal Contingencies

  From time to time, during the ordinary course of the Company's operations, the Company is party to litigation and arbitration and is subject to investigations relating to various aspects of its business (see Note 20). The Company regularly analyzes current information about such claims for probable losses and provides accruals for such matters, including the estimated legal expenses and consulting services in connection with these matters, as appropriate. The Company utilizes its internal legal department as well as external resources for these assessments. In making the decision regarding the need for loss accrual, the Company considers the degree of probability of an unfavorable outcome and its ability to make a reasonable estimate of the amount of loss.

  The filing of a suit or formal assertion of a claim or assessment, or the disclosure of any such suit or assertion, does not necessarily indicate that accrual of a loss is appropriate.

  Earnings per Share

  Basic earnings per share is calculated by dividing net income attributable to shareholders by the weighted average number of shares outstanding during the year. Prior to the conversion of preference shares to ordinary shares during the second quarter of 2013, basic earnings per share was computed according to the two-class method by dividing net income attributable to shareholders, less preference amounts, by the weighted number of ordinary and preference shares outstanding during the year. Diluted earnings per share include the effect of all potentially dilutive instruments on ordinary shares and previously outstanding preference shares that would have been outstanding during the years presented had the dilutive instruments been issued.

  Equity-settled awards granted under the Company's stock incentive plans (see Note 17), are potentially dilutive equity instruments.

  Treasury Stock

  The Company may, from time to time, acquire its own shares (“Treasury Stock”) as approved by its shareholders. The acquisition, sale or retirement of its Treasury Stock is recorded separately in equity. For the calculation of basic earnings per share, treasury stock is not considered outstanding and is therefore deducted from the number of shares outstanding with the value of such Treasury Stock shown as a reduction of the Company's equity.

  Employee Benefit Plans

  For the Company's funded benefit plans, the defined benefit obligation is offset against the fair value of plan assets (funded status). A pension liability is recognized in the Consolidated Balance Sheets if the defined benefit obligation exceeds the fair value of plan assets. A pension asset is recognized (and reported under “Other assets and notes receivables” in the Consolidated Balance Sheets) if the fair value of plan assets exceeds the defined benefit obligation and if the Company has a right of reimbursement against the fund or a right to reduce future payments to the fund. Changes in the funded status of a plan resulting from actuarial gains or losses and prior service costs or credits that are not recognized as components of the net periodic benefit cost are recognized through accumulated other comprehensive income, net of tax, in the year in which they occur. Actuarial gains or losses and prior service costs are subsequently recognized as components of net periodic benefit cost when realized. The Company uses December 31 as the measurement date when measuring the funded status of all plans.

  Recent Pronouncements

Recently Implemented Accounting Pronouncements

On February 28, 2013 FASB issued Accounting Standards Update 2013-04 (“ASU 2013-04”) Liabilities (Topic 405), Obligations Resulting from Joint and Several Liability Arrangements for which the Total Amount of the Obligations is Fixed at the Reporting Date. ASU 2013-04's objective is to provide guidance and clarification on the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements such as debt arrangements, other contractual obligations and settled litigation and judicial rulings. The update is effective for fiscal years and interim periods within those years beginning on or after December 15, 2013. We adopted ASU 2013-04 as of January 1, 2014. ASU 2013-04 does not have a material impact on our consolidated financial statements.

On March 4, 2013 FASB issued Accounting Standards Update 2013-05 (“ASU 2013-05”) Foreign Currency Matters (Topic 830), Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity. The purpose of ASU 2013-05 is to provide clarification and further refinement regarding the treatment of the release of a cumulative translation adjustment into net income. This occurs in instances where the parent sells either a part or all of its investment in a foreign entity, as well as when a company ceases to hold a controlling interest in a subsidiary or group of assets that is a nonprofit activity or business within a foreign entity. The update is effective for fiscal years and interim periods within those years beginning on or after December 15, 2013. We adopted ASU 2013-05 as of January 1, 2014. ASU 2013-05 does not have a material impact on the Company and its consolidated financial statements.

On June 19, 2014, FASB issued Accounting Standards Update 2014-12 (“ASU 2014-12”), Compensation – Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. The amendments in ASU 2014-12 require that a performance target that affects vesting and that could be achieved after the requisite service period is treated as a performance condition. The update is effective for fiscal years and interim periods within those years beginning on or after December 15, 2015. Early adoption is permitted. We utilized and will continue to utilize the guidance updated by this ASU and as such there is no expected impact on our Consolidated Financial Statements.

On July 18, 2013, FASB issued Accounting Standards Update 2013-11 (“ASU 2013-11”) Income Taxes (Topic 740) Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. The purpose of ASU 2013-11 is to align the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. In most cases, the unrecognized tax benefit should be presented as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward. The update is effective for fiscal years and interim periods within those years beginning on or after December 15, 2013. We adopted ASU 2013-11 as of January 1, 2014. ASU 2013-11 does not have a material impact on the Company and its consolidated financial statements.

On November 4, 2014 FASB issued Accounting Standards Update 2014-16 (“ASU 2014-16”) Derivatives and Hedging (Topic 815), Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity. ASU 2014-16's objective is to eliminate the use of different methods in practice and thereby reduce existing diversity under GAAP in the accounting for hybrid financial instruments issued in the form of a share. The update is effective for fiscal years and interim periods within those years beginning on or after December 15, 2015. As early adoption is permissible and the Company's financial statements are in conformity with the update, the Company has adopted ASU 2014-16 as of November 4, 2014. ASU 2014-16 does not have a material impact on the Company and its consolidated financial statements.

On November 18, 2014 FASB issued Accounting Standards Update 2014-17 (“ASU 2014-17”) Business Combinations (Topic 805): Pushdown Accounting. ASU 2014-17's objective is to provide an acquired entity with an option to apply pushdown accounting in its separate financial statements. This option is given upon occurrence of an event in which an acquirer obtains control of the acquired entity. The update is effective on November 18, 2014 and has been adopted by the Company as of November 18, 2014. ASU 2014-17 does not have an impact on the Company and its consolidated financial statements.

Recent Accounting Pronouncements Not Yet Adopted

On January 23, 2014, FASB issued Accounting Standards Update 2014-05 (“ASU 2014-05”) Service Concession Arrangements (Topic 853). ASU 2014-05's objective is to specify that an operating entity should not account for a service concession arrangement that is within the scope of ASU 2014-05 as a lease. The update is effective for fiscal years and interim periods within those years beginning on or after December 15, 2014. ASU 2014-05 will not have a material impact on the Company and its Consolidated Financial Statements.

On April 10, 2014 FASB issued Accounting Standards Update 2014-08 (“ASU 2014-08”) Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360), Reporting discontinued Operations and Disclosures of Disposals of Components of an Entity. ASU 2014-08's objective is to reduce the complexity and difficulty in applying guidance for discontinued operations. ASU 2014-08's main focus is to limit the presentation to disposals representing a strategic shift that has a major effect on operations or financial results. The update is effective for fiscal years and interim periods within those years beginning on or after December 15, 2014. Currently, ASU 2014-08 will not have an impact on our Consolidated Financial Statements.

On May 28, 2014, the FASB issued Accounting Standards Update 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers, Topic 606. Simultaneously, the IASB published its equivalent revenue standard, “IFRS 15,” Revenue from Contracts with Customers. The standards are the result of a convergence project between FASB and the IASB. This update specifies how and when companies reporting under U.S. GAAP will recognize revenue as well as providing users of financial statements with more informative and relevant disclosures. ASU 2014-09 supersedes some guidance included in topic 605, Revenue Recognition, some guidance within the scope of Topic 360, Property, Plant, and Equipment, and some guidance within the scope of Topic 350, Intangibles - Goodwill and Other. This ASU applies to nearly all contracts with customers, unless those contracts are within the scope of other standards (for example, lease contracts or insurance contracts). This update is effective for fiscal years and interim periods within those years beginning on or after December 15, 2016. Earlier adoption is not permitted. We are currently evaluating the impact of 2014-09 on our Consolidated Financial Statements.

On June 12, 2014, FASB issued Accounting Standards Update 2014-11 (“ASU 2014-11”), Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, which aligns the accounting for repurchase-to-maturity transactions and repurchase financing arrangements with the accounting for other typical repurchase agreements, i.e these transactions will be accounted for as secured borrowings. ASU 2014-11 also requires additional disclosures about repurchase agreements and other similar transactions. The update is effective for fiscal years and interim periods within those years beginning on or after December 15, 2014. ASU 2014-11 will not have a material impact on the Company and its Consolidated Financial Statements.